Real Estate and Accumulated Depreciation - Schedule III (Changes in Accumulated Depreciation Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Assets	$ (35,893)	$ 166,156	$ 53,991
Reclassification From Held-For-Sale To Real Estate Investments | Revision of Prior Period, Reclassification, Adjustment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Assets	$ 49,400